Quarterly Holdings Report
for
Fidelity Advisor® Global Capital Appreciation Fund
January 31, 2024
AGLO-NPRT1-0324
1.813039.119
Common Stocks - 92.2%
	Shares	Value ($)
Canada - 2.2%
Canadian Natural Resources Ltd. (a)	25,700	1,644,543
Canadian Pacific Kansas City Ltd.	11,500	925,405
TOTAL CANADA		2,569,948
China - 3.5%
Alibaba Group Holding Ltd.	230,400	2,066,453
NXP Semiconductors NV	7,200	1,516,104
Tencent Holdings Ltd.	17,700	614,390
TOTAL CHINA		4,196,947
Denmark - 0.5%
DSV A/S	3,500	626,184
France - 1.3%
LVMH Moet Hennessy Louis Vuitton SE	1,850	1,539,309
Hong Kong - 0.7%
AIA Group Ltd.	109,000	854,824
India - 1.7%
HDFC Bank Ltd.	113,900	2,002,166
Japan - 3.0%
Hitachi Ltd.	29,200	2,293,670
Sumitomo Mitsui Financial Group, Inc.	24,800	1,289,932
TOTAL JAPAN		3,583,602
Netherlands - 2.7%
ASML Holding NV (Netherlands)	3,700	3,210,076
Sweden - 0.7%
Bergman & Beving AB (B Shares)	50,443	882,188
Taiwan - 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	22,000	2,485,120
United Kingdom - 1.2%
B&M European Value Retail SA	174,900	1,149,481
Starling Bank Ltd. Series D (b)(c)(d)	72,300	287,705
TOTAL UNITED KINGDOM		1,437,186
United States of America - 72.6%
Accenture PLC Class A	5,400	1,964,952
Alphabet, Inc. Class A (b)	15,300	2,143,530
Amazon.com, Inc. (b)	38,700	6,006,240
American Express Co.	9,700	1,947,178
AMETEK, Inc.	18,500	2,997,925
Amphenol Corp. Class A	18,700	1,890,570
Apollo Global Management, Inc.	18,500	1,857,400
Apple, Inc.	7,800	1,438,320
Booking Holdings, Inc. (b)	400	1,402,988
Boston Scientific Corp. (b)	31,600	1,999,016
Cintas Corp.	2,900	1,753,253
Deckers Outdoor Corp. (b)	5,100	3,844,023
Eaton Corp. PLC	9,000	2,214,720
Eli Lilly & Co.	3,250	2,098,233
Exxon Mobil Corp.	12,700	1,305,687
Fiserv, Inc. (b)	25,550	3,624,779
Intercontinental Exchange, Inc.	13,900	1,769,887
JPMorgan Chase & Co.	15,200	2,650,272
Marvell Technology, Inc.	21,200	1,435,240
MasterCard, Inc. Class A	8,900	3,998,147
Meta Platforms, Inc. Class A	10,200	3,979,428
Microsoft Corp.	20,350	8,090,753
Moody's Corp.	4,900	1,920,996
NVIDIA Corp.	8,300	5,106,741
Permian Resource Corp. Class A	27,200	366,656
Pure Storage, Inc. Class A (b)	14,400	575,856
S&P Global, Inc.	6,100	2,734,935
Salesforce, Inc. (b)	7,300	2,051,957
Schlumberger Ltd.	16,100	784,070
Sherwin-Williams Co.	4,200	1,278,396
Thermo Fisher Scientific, Inc.	3,300	1,778,634
United Rentals, Inc.	2,200	1,375,880
UnitedHealth Group, Inc.	5,600	2,865,744
Vertiv Holdings Co.	24,700	1,391,351
Visa, Inc. Class A	9,200	2,513,992
W.W. Grainger, Inc.	1,400	1,253,896
TOTAL UNITED STATES OF AMERICA		86,411,645
TOTAL COMMON STOCKS (Cost $75,222,636)		109,799,195

Preferred Stocks - 1.3%
	Shares	Value ($)
Convertible Preferred Stocks - 0.6%
United States of America - 0.6%
Wasabi Holdings, Inc. Series C (b)(c)(d)	50,623	654,049
Nonconvertible Preferred Stocks - 0.7%
Korea (South) - 0.7%
Samsung Electronics Co. Ltd.	20,000	875,127
TOTAL PREFERRED STOCKS (Cost $1,281,810)		1,529,176

Money Market Funds - 6.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	7,363,672	7,365,145
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	704,830	704,900
TOTAL MONEY MARKET FUNDS (Cost $8,070,045)		8,070,045

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $84,574,491)	119,398,416
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(326,990)
NET ASSETS - 100.0%	119,071,426

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $941,754 or 0.8% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	138,336

Wasabi Holdings, Inc. Series C	3/31/21 - 4/30/21	549,998

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	12,424,845	8,601,526	13,661,226	128,386	-	-	7,365,145	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	610,370	1,381,033	1,286,503	80	-	-	704,900	0.0%
Total	13,035,215	9,982,559	14,947,729	128,466	-	-	8,070,045

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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